Quarterly portfolio holdings
John Hancock
Regional Bank Fund
U.S. equity
January 31, 2026
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Fund’s investments

As of 1-31-26 (unaudited)
	Shares	Value
Common stocks 99.8%		$868,871,581
(Cost $366,877,845)
Financials 99.8%		868,871,581
Banks 99.8%
1st Source Corp.	104,772	7,054,299
ACNB Corp.	68,890	3,480,323
American Business Bank	118,809	8,257,226
Ameris Bancorp	188,458	15,193,484
Avidbank Holdings, Inc. (A)	144,179	4,195,609
Bank of America Corp.	212,803	11,321,120
Bank of Marin Bancorp	211,933	5,690,401
Bank7 Corp.	140,420	6,240,265
Banner Corp.	69,601	4,304,126
Bar Harbor Bankshares	163,480	5,543,607
BayCom Corp.	190,852	5,569,061
Business First Bancshares, Inc.	215,468	6,069,734
C&F Financial Corp.	55,908	4,209,872
Cadence Bank	222,779	9,381,224
California BanCorp	258,285	4,646,547
Camden National Corp.	123,813	5,889,784
CB Financial Services, Inc.	83,544	2,993,382
Central Pacific Financial Corp.	179,565	5,848,432
Chemung Financial Corp.	71,318	4,333,995
ChoiceOne Financial Services, Inc.	104,791	3,006,454
Citizens Community Bancorp, Inc.	276,200	5,010,268
Citizens Financial Group, Inc.	416,321	26,219,897
Civista Bancshares, Inc.	281,223	6,785,911
CNB Financial Corp.	122,545	3,394,497
Coastal Financial Corp. (A)	155,622	14,905,475
Colony Bankcorp, Inc.	145,899	2,839,195
Columbia Banking System, Inc.	317,608	9,350,380
Comerica, Inc.	103,297	9,159,345
Community West Bancshares	183,327	4,394,348
ConnectOne Bancorp, Inc.	170,652	4,542,756
Cullen/Frost Bankers, Inc.	87,810	12,101,974
CVB Financial Corp.	219,035	4,317,180
Dime Community Bancshares, Inc.	205,042	6,975,529
Eagle Bancorp Montana, Inc.	213,006	4,624,360
East West Bancorp, Inc.	151,585	17,347,387
Eastern Bankshares, Inc.	390,377	7,996,873
Equity Bancshares, Inc., Class A	162,257	7,483,293
Farmers & Merchants Bancorp, Inc.	152,078	4,080,253
Farmers National Banc Corp.	194,894	2,529,724
Fifth Third Bancorp	404,428	20,310,374
First Business Financial Services, Inc.	133,317	7,641,730
First Citizens BancShares, Inc., Class A	3,460	7,160,712
First Community Corp.	182,966	5,364,563
First Financial Bancorp	300,408	8,633,726
First Horizon Corp.	330,740	8,099,823
First Merchants Corp.	224,533	8,927,432
First Mid Bancshares, Inc.	109,835	4,624,054
Flushing Financial Corp.	290,164	4,581,690
German American Bancorp, Inc.	143,616	6,041,925
Great Southern Bancorp, Inc.	68,103	4,180,162
Hancock Whitney Corp.	250,218	17,214,998
HBT Financial, Inc.	246,285	6,644,769
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Heritage Commerce Corp.	609,634	$7,760,641
Heritage Financial Corp.	185,349	4,783,858
Horizon Bancorp, Inc.	511,923	9,020,083
Huntington Bancshares, Inc.	1,177,306	20,579,309
Independent Bank Corp. (Massachusetts)	154,690	12,495,858
Independent Bank Corp. (Michigan)	188,538	6,627,111
KeyCorp	875,375	18,838,070
Landmark Bancorp, Inc.	142,082	3,834,793
Live Oak Bancshares, Inc.	140,308	5,606,708
M&T Bank Corp.	120,157	26,623,186
Metrocity Bankshares, Inc.	116,455	3,280,537
Mid Penn Bancorp, Inc.	143,936	4,748,449
NBT Bancorp, Inc.	207,760	9,230,777
Nicolet Bankshares, Inc.	103,811	15,154,330
Northrim BanCorp, Inc.	370,814	8,736,378
Norwood Financial Corp.	82,109	2,498,577
Ohio Valley Banc Corp.	93,980	3,867,277
Old National Bancorp	662,600	16,187,318
Old Second Bancorp, Inc.	450,953	8,946,908
OP Bancorp	337,297	4,715,412
Orange County Bancorp, Inc.	161,591	4,980,235
Orrstown Financial Services, Inc.	121,103	4,362,130
Pinnacle Financial Partners, Inc.	296,761	28,218,998
Plumas Bancorp	100,374	5,029,741
Popular, Inc.	133,258	17,793,941
Provident Financial Holdings, Inc.	171,909	2,778,049
QCR Holdings, Inc.	109,684	9,900,078
Red River Bancshares, Inc.	74,165	6,160,145
Regions Financial Corp.	794,242	22,635,897
Renasant Corp.	386,355	14,569,447
Riverview Bancorp, Inc.	564,643	2,919,204
SB Financial Group, Inc.	188,779	4,309,825
Shore Bancshares, Inc.	420,998	7,986,332
Sierra Bancorp	183,786	6,507,862
Southern Missouri Bancorp, Inc.	116,315	7,277,830
SouthState Bank Corp.	83,972	8,592,855
Stock Yards Bancorp, Inc.	101,105	6,843,797
The First Bancorp, Inc.	130,168	3,560,095
The PNC Financial Services Group, Inc.	73,387	16,387,317
Timberland Bancorp, Inc.	150,381	5,855,836
TriCo Bancshares	199,566	9,942,378
Truist Financial Corp.	283,411	14,572,994
U.S. Bancorp	350,476	19,665,208
Virginia National Bankshares Corp.	106,980	4,377,622
Washington Trust Bancorp, Inc.	134,442	4,620,772
Western Alliance Bancorp	136,526	12,171,293
WSFS Financial Corp.	287,522	18,611,299
Zions Bancorp NA	300,305	17,991,273

	Yield (%)	Shares	Value
Short-term investments 0.1%			$901,818
(Cost $901,771)
Short-term funds 0.1%			901,818
John Hancock Collateral Trust (B)	3.5792(C)	90,148	901,818

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	3

Total investments (Cost $367,779,616) 99.9%	$869,773,399
Other assets and liabilities, net 0.1%	536,486
Total net assets 100.0%	$870,309,885

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-26.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	90,148	$162,915	$14,458,947	$(13,720,001)	$(73)	$30	$18,174	—	$901,818
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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